Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)	Mar. 31, 2011
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 284.90